Contracted concessional, PP&E and other intangible assets	3 Months Ended
Mar. 31, 2024
Contracted concessional, PP&E and other intangible assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6. - Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as contracted concessional assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38.

The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of March 31, 2024, and December 31, 2023, is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	770,405	2,644	8,862,078	155,240	138,213	1,071,124	10,999,704
Amortization and impairment	(58,526)	-	(3,530,392)	(40,981)	-	(256,428)	(3,886,327)
Total as of March 31, 2024	711,879	2,644	5,331,686	114,259	138,213	814,696	7,113,377

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Cost	785,179	2,655	8,957,090	150,947	139,344	993,992	11,029,207
Amortization and impairment	(56,378)	-	(3,479,464)	(38,813)	-	(250,285)	(3,824,940)
Total as of December 31, 2023	728,801	2,655	5,477,626	112,134	139,344	743,707	7,204,267

No losses from impairment of contracted concessional, PP&E and other intangible assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the three-month period ended March 31, 2024 and 2023. The impairment provision based on the expected credit losses on contracted concessional financial assets increased by $2 million in the three-month period ended March 31, 2024 (increase of $3 million in the three-month period ended March 31, 2023), primarily in ACT.